Complaints Brought Against the Group and Others in the United States	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Complaints Brought Against the Group and Others in the United States

41. COMPLAINTS BROUGHT AGAINST THE GROUP AND OTHERS IN THE UNITED STATES
During 2018, the following lawsuits were brought in the United States (“USA”) against the Group, its directors and some of its first-line managers and the controlling shareholder at the time of the Company’s initial public offering of 2017 (“Initial Public Offering” or “IPO”).
1. State Class Action Kohl v. Loma Negra CIASA, et al. (Index No. 653114/2018—Supreme Court of the State of New York, County of New York).
The complaint was filed in June 2018 by Dan Kohl –a shareholder who acquired ADSs issued by the Company during its 2017 initial public offering– with the state courts of New York. The banks that placed the ADSs have also been sued. In the complaint, the plaintiff alleges assumed violations of the US Federal Securities Laws on grounds of allegedly false representations contained in the Offering Memorandum and/or failure to include relevant information. On March 13, 2019, the Company filed a motion to dismiss against the (amended) complaint filed by the plaintiff in January 2019. On May 10, 2019, the plaintiff opposed the motion to dismiss. On October 22, 2020, the US state court partially granted the request for dismissal timely filed by the Company. Accordingly, on February 1, 2021, the Company appealed the decision with respect to the allegations of the complaint that were not dismissed in the first instance. Therefore, as of the date of issuance of these consolidated financial statements the lawsuit continues with respect to the allegations that were not dismissed by the court. Moreover, to date, the complaint has not been certified as a class action.
2. Federal Class Action Carmona v. Loma Negra CIASA, et al
(1:18-cv-11323-LLS—United
States District Court Southern District of New York).
The complaint was filed in December 2018 by Eugenio Carmona –a shareholder who acquired ADSs issued by the Company during its 2017 initial public offering– with the US federal courts sitting in New York. In the complaint, the plaintiff alleges assumed violations of the US Federal Securities Law on grounds very similar to those alleged in the first complaint. On February 25, 2019, the Court appointed Sandor Karolyi as lead plaintiff. On April 26, 2019, the plaintiff filed the amended complaint. On September 19, 2019, the Company submitted a motion to dismiss against the complaint filed by the plaintiff. On April 27, 2020, the Court sustained the motion to dismiss filed by the Company. Pursuant to this first instance judgment, the court dismissed all the accusations made in the class action lawsuit against the Company, the controlling shareholder, its board members, and certain first-line managers at the time of the IPO. Finally, on July 21, 2020, the plaintiffs voluntarily withdrew the appeal filed against the judgment of first instance that fully admitted the motion to dismiss submitted by the Company. Accordingly, a final and conclusive judgment was rendered in favor of the Company and the rest of the defendants and the lawsuit came to an end.